Income Taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Effective Income Tax Rate	36.40%	27.90%	36.00%	39.70%	21.10%
Income (loss) before income taxes [Abstract]
Domestic			$ 170.3	$ 11.4	$ (48.8)
Foreign			15.8	16.9	11.8
Income (loss) before income taxes	$ 44.5	$ 15.1	$ 186.1	$ 28.3	$ (37.0)